Consolidated Reinsurance	12 Months Ended
Dec. 31, 2011
Consolidated Reinsurance [Abstract]
Consolidated Reinsurance

MetLife Insurance Company of Connecticut
(A Wholly-Owned Subsidiary of MetLife, Inc.)

Schedule IV

Consolidated Reinsurance
December 31, 2011, 2010 and 2009

(In millions)

					% Amount
					Assumed
	Gross Amount	Ceded	Assumed	Net Amount	to Net
2011
Life insurance in-force	$378,153	$340,477	$8,085	$45,761	17.7%
Insurance premium
Life insurance	$2,180	$366	$7	$1,821	0.4%
Accident and health	249	242	0	7	0%
Total insurance premium	$2,429	$608	$7	$1,828	0.4%
2010
Life insurance in-force	$326,366	$289,559	$8,217	$45,024	18.3%
Insurance premium
Life insurance	$1,310	$263	$13	$1,060	1.2%
Accident and health	249	242	0	7	0%
Total insurance premium	$1,559	$505	$13	$1,067	1.2%
2009
Life insurance in-force	$278,335	$242,647	$9,044	$44,732	20.2%
Insurance premium
Life insurance	$1,525	$235	$14	$1,304	1.1%
Accident and health	257	249	0	8	0%
Total insurance premium	$1,782	$484	$14	$1,312	1.1%

For the year ended December 31, 2011, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $195.2 billion and $8.1 billion, respectively, and life insurance premiums of $286 million and $7 million, respectively. For the year ended December 31, 2010, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $156.6 billion and $8.2 billion, respectively, and life insurance premiums of $191 million and $13 million, respectively. For the year ended December 31, 2009, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $120.5 billion and $9.0 billion, respectively, and life insurance premiums of $166 million and $14 million, respectively.